PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks
Aerospace & Defense — 3.5%
Axon Enterprise, Inc.*	26,734	$14,060,747
Boeing Co. (The)*	344,363	58,731,109
General Electric Co.	219,871	44,007,181
		116,799,037
Automobiles — 2.1%
Tesla, Inc.*	276,966	71,778,508
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.*	129,276	62,675,590
Broadline Retail — 9.4%
Amazon.com, Inc.*	1,472,338	280,127,028
MercadoLibre, Inc. (Brazil)*	18,170	35,447,308
		315,574,336
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	31,135	17,008,739
KKR & Co., Inc.	154,518	17,863,826
LPL Financial Holdings, Inc.	31,160	10,193,683
Moody’s Corp.	60,070	27,973,998
		73,040,246
Consumer Staples Distribution & Retail — 4.3%
Costco Wholesale Corp.	81,227	76,822,872
Walmart, Inc.	765,449	67,198,768
		144,021,640
Electric Utilities — 0.7%
Constellation Energy Corp.	111,219	22,425,087
Electrical Equipment — 0.2%
Vertiv Holdings Co. (Class A Stock)	112,559	8,126,760
Entertainment — 7.5%
Netflix, Inc.*	168,819	157,428,782
Spotify Technology SA*	66,910	36,802,507
Walt Disney Co. (The)	575,591	56,810,832
		251,042,121
Financial Services — 5.5%
Mastercard, Inc. (Class A Stock)	198,261	108,670,819
Visa, Inc. (Class A Stock)	217,068	76,073,651
		184,744,470
Ground Transportation — 1.8%
Uber Technologies, Inc.*	846,594	61,682,839
Health Care Equipment & Supplies — 2.5%
Dexcom, Inc.*	358,530	24,484,014
Edwards Lifesciences Corp.*	368,519	26,710,257
Intuitive Surgical, Inc.*	65,074	32,229,200
		83,423,471
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc. (Class A Stock)*	245,452	29,321,696
Cava Group, Inc.*	143,614	12,409,686
Hilton Worldwide Holdings, Inc.	175,835	40,011,254
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	252,047	$24,723,290
		106,465,926
Insurance — 1.1%
Progressive Corp. (The)	126,807	35,887,649
Interactive Media & Services — 9.6%
Alphabet, Inc. (Class A Stock)	414,672	64,124,878
Alphabet, Inc. (Class C Stock)	412,480	64,441,750
Meta Platforms, Inc. (Class A Stock)	336,777	194,104,792
		322,671,420
IT Services — 0.7%
Snowflake, Inc. (Class A Stock)*	157,181	22,973,575
Media — 0.5%
Trade Desk, Inc. (The) (Class A Stock)*	346,429	18,956,595
Pharmaceuticals — 4.6%
Eli Lilly & Co.	139,620	115,313,554
Novo Nordisk A/S (Denmark), ADR(a)	591,892	41,100,981
		156,414,535
Semiconductors & Semiconductor Equipment — 13.6%
Broadcom, Inc.	807,681	135,230,030
NVIDIA Corp.	2,530,092	274,211,371
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	189,852	31,515,432
Texas Instruments, Inc.	93,679	16,834,116
		457,790,949
Software — 13.2%
Adobe, Inc.*	44,937	17,234,688
AppLovin Corp. (Class A Stock)*	57,160	15,145,685
Cadence Design Systems, Inc.*	227,036	57,742,066
Crowdstrike Holdings, Inc. (Class A Stock)*	146,681	51,716,787
Datadog, Inc. (Class A Stock)*	166,749	16,543,168
Microsoft Corp.	533,441	200,248,417
Salesforce, Inc.	121,707	32,661,291
Samsara, Inc. (Class A Stock)*	226,442	8,679,522
ServiceNow, Inc.*	54,010	42,999,521
		442,971,145
Specialty Retail — 2.4%
Industria de Diseno Textil SA (Spain)	312,989	15,584,311
O’Reilly Automotive, Inc.*	31,327	44,878,434
TJX Cos., Inc. (The)	158,628	19,320,890
		79,783,635
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	865,652	192,287,279
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG (Germany)	122,803	28,964,378
NIKE, Inc. (Class B Stock)	303,955	19,295,063
		48,259,441

Total Long-Term Investments (cost $1,490,332,836)		3,279,796,254
A1

PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Short-Term Investments — 2.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	31,008,338	$31,008,338
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $39,861,024; includes $39,747,439 of cash collateral for securities on loan)(b)(wb)	39,885,020	39,861,089

Total Short-Term Investments (cost $70,869,362)		70,869,427

TOTAL INVESTMENTS—99.6% (cost $1,561,202,198)		3,350,665,681

Other assets in excess of liabilities — 0.4%		12,092,576

Net Assets — 100.0%		$3,362,758,257

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,039,168; cash collateral of $39,747,439 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2